Segment information	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment information

5. Segment information

Significant accounting policies that apply to segment information

Operating and reportable segments

Our operating segments are reported based on financial information provided to the Executive Committee of BT Group plc, which is the key management committee and represents the ‘chief operating decision maker’.

Our organisational structure reflects the different customer groups to which we provide communications products and services via our customer-facing units: Consumer, Enterprise, Global Services and Openreach. The customer-facing units are supported by an internal service unit, Technology, and corporate units including procurement and property management.

The customer-facing units are our reportable segments and generate substantially all of our revenue. Technology and the group’s corporate units are not reportable segments as they did not meet the quantitative thresholds as set out in IFRS 8 ‘Operating Segments’ for any of the years presented.

We aggregate the remaining operations and include within the ‘Other’ category to reconcile to the consolidated results of the group. The ‘Other’ category includes unallocated Technology costs and our corporate units.

Allocation of certain items to segments

Provisions for the settlement of significant legal, commercial and regulatory disputes, which are negotiated at a group level, are initially recorded in the ‘Other’ segment. On resolution of the dispute, the full impact is recognised in the results of the relevant customer-facing unit and offset in the group results through the utilisation of the provision previously charged to the ‘Other’ segment. Settlements which are particularly significant or cover more than one financial year may fall within the definition of specific items as detailed in note 10.

The costs incurred by Technology and corporate units are recharged to the customer-facing units to reflect the services it provides to them. Depreciation and amortisation incurred by Technology in relation to the networks and systems it manages and operates on behalf of the customer-facing units is allocated to the customer-facing units based on their respective utilisation. Capital expenditure incurred by Technology for specific projects undertaken on behalf of the customer-facing units is allocated based on the value of the directly attributable expenditure incurred. Where projects are not directly attributable to a particular customer-facing unit, capital expenditure is allocated between them based on the proportion of estimated future economic benefits.

Specific items are detailed in note 10 and are not allocated to the reportable segments as this reflects how they are reported to the Executive Committee of BT Group plc. Finance expense and income are not allocated to the reportable segments, as the central treasury function manages this activity, together with the overall net debt position of the group.

Measuring segment performance

Performance of each reportable segment is measured based on adjusted EBITDA. EBITDA is defined as the group profit or loss before interest, taxation, depreciation and amortisation. Adjusted EBITDA is defined as EBITDA before specific items, net non-interest related finance expense, and share of profits or losses of associates and joint ventures. Adjusted EBITDA is considered to be a useful measure of the operating performance of the customer-facing units because it approximates the underlying operating cash flow by eliminating depreciation and amortisation and also provides a meaningful analysis of trading performance by excluding specific items, which are disclosed separately by virtue of their size, nature or incidence.

Revenue recognition

Our revenue recognition policy is set out in the following note.

Internal revenue and costs

Most of our internal trading relates to Openreach and arises on rentals, and any associated connection or migration charges, of the UK access lines and other network products to the customer-facing units, including the use of BT Ireland’s network. This occurs both directly, and also indirectly, through Technology which is included within the ‘Other’ segment. Enterprise internal revenue arises from Consumer for mobile Ethernet access and Technology for transmission planning services. Internal revenue arising in Consumer relates primarily to employee broadband and wi-fi services. Intra-group revenue generated from the sale of regulated products and services is based on market price. Intra-group revenue from the sale of other products and services is agreed between the relevant customer-facing units and therefore the profitability of customer-facing units may be impacted by transfer pricing levels.

Geographic segmentation

The UK is our country of domicile and we generate the majority of our revenue from external customers in the UK. The geographic analysis of revenue is based on the country of origin in which the customer is invoiced. The geographic analysis of non-current assets, which exclude derivative financial instruments, investments and deferred tax assets, is based on the location of the assets.

Segment revenue and profit

As explained in note 2, our reportable segments changed during the year as a result of a reduction in the number of our customer-facing units. The BT Consumer and EE segments disclosed in last year’s accounts have been combined into a single reportable segment named ‘Consumer’, and the Business and Public Sector and Wholesale and Ventures segments now form a single reportable segment, ‘Enterprise’. We also transferred our Northern Ireland Networks business from Enterprise to Openreach and reclassified certain internal revenues generated by our Ventures businesses as segmental revenue rather than as an internal recovery of cost. The prior year comparatives presented in this note have been restated to reflect these changes.

Year ended 31 March 2019 (IFRS 15)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	10,695	6,292	4,735	5,075	3	26,800
Internal revenue	(107)	(359)	–	(2,875)	–	(3,341)
Revenue from external customers[a]	10,588	5,933	4,735	2,200	3	23,459
Adjusted EBITDA[b]	2,534	1,990	505	2,423	(57)	7,395
Depreciation and amortisation[a]	(1,024)	(634)	(370)	(1,468)	(50)	(3,546)
Operating profit (loss)[a]	1,510	1,356	135	955	(107)	3,849
Specific items (note 10)						(425)
Operating profit						3,424
Net finance expense[c]						(527)
Share of post tax profit (loss) of associates and joint ventures						1
Profit before tax						2,898

Year ended 31 March 2018 (restated) (IAS 18)	Consumer £m	Enterprise[d] £m	Global Services £m	Openreach[d] £m	Other £m	Total £m

Segment revenue	10,360	6,647	5,013	5,278	8	27,306
Internal revenue	(103)	(441)	–	(3,016)	–	(3,560)
Revenue from external customers[a]	10,257	6,206	5,013	2,262	8	23,746
Adjusted EBITDA[b]	2,376	2,077	434	2,615	6	7,508
Depreciation and amortisation[a]	(992)	(635)	(424)	(1,401)	(62)	(3,514)
Operating profit (loss)[a]	1,384	1,442	10	1,214	(56)	3,994
Specific items (note 10)						(610)
Operating profit						3,384
Net finance expense[c]						(579)
Share of post tax profit (loss) of associates and joint ventures						(1)
Profit before tax						2,804

Year ended 31 March 2017 (restated) (IAS 18)	Consumer £m	Enterprise[d] £m	Global Services £m	Openreach[d] £m	Other £m	Total £m

Segment revenue	10,024	6,975	5,479	5,250	10	27,738
Internal revenue	(100)	(480)	–	(3,076)	–	(3,656)
Revenue from external customers[a]	9,924	6,495	5,479	2,174	10	24,082
Adjusted EBITDA[b]	2,168	2,261	495	2,734	(10)	7,648
Depreciation and amortisation[a]	(989)	(613)	(439)	(1,414)	(55)	(3,510)
Operating profit (loss)[a]	1,179	1,648	56	1,320	(65)	4,138
Specific items (note 10)						(968)
Operating profit						3,170
Net finance expense[c]						(610)
Share of post tax profit (loss) of associates and joint ventures						(9)
Profit before tax						2,551

[a] Before specific items.

[b] Adjusted EBITDA is defined in the alternative performance measures section on page XX.

[c] Net finance expense includes specific item expense of £139m (2017/18: £218m, 2016/17: £210m). See note 10.

[d] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach which resulted in an increase in segment revenue, Adjusted EBITDA and Operating profit in Openreach of £155m, £95m, and £54m and a decrease in segment revenue, Adjusted EBITDA and Operating profit in Enterprise of £117m, £95m, and £54m for the year ended 31 March 2018 and an increase in segment revenue, Adjusted EBITDA and Operating profit in Openreach of £152m, £101m, and £56m and a decrease in segment revenue, Adjusted EBITDA and Operating profit in Enterprise of £112m, £101m, and £56m for the year ended 31 March 2017. Additionally, within the Enterprise segment, we reclassified £224m and £242m of internal revenue generated by our Ventures businesses as segmental revenue rather than as an internal recovery of cost for the years ended 31 March 2018 and 2017, respectively.

Internal revenue and costs

	Internal cost recorded by
Year ended 31 March 2019	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	69	20	–	18	107
Enterprise	63	–	51	177	68	359
Global Services	–	–	–	–	–	–
Openreach	920	401	112	–	1,442	2,875
Total	983	470	183	177	1,528	3,341

	Internal cost recorded by
Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	65	20	–	18	103
Enterprise[a]	130	–	51	173	87	441
Global Services	–	–	–	–	–	–
Openreach[a]	896	480	125	–	1,515	3,016
Total	1,026	545	196	173	1,620	3,560

	Internal cost recorded by
Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	62	20	–	18	100
Enterprise[a]	148	–	71	165	96	480
Global Services	–	–	–	–	–	–
Openreach[a]	910	536	158	–	1,472	3,076
Total	1,058	598	249	165	1,586	3,656

[a] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach and we reclassified certain internal revenues generated by our Ventures businesses as segmental revenue rather than an internal recovery of cost. This increases internal revenue recorded by Enterprise by £224m in the year ended 31 March 2018 and £242m in the year ended 31 March 2017. Internal revenue for Openreach has increased by £38m in the year ended 31 March 2018 and £40m in the year ended 31 March 2017.

Capital expenditure

Year ended 31 March 2019	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets[a]	276	180	93	82	49	680
Property, plant and equipment[b]	718	321	152	1,999	93	3,283
Capital expenditure	994	501	245	2,081	142	3,963
Acquisition of spectrum[a]	–	–	–	–	304	304
Capital expenditure including spectrum	994	501	245	2,081	446	4,267

Year ended 31 March 2018 (restated)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets[a]	236	180	92	70	64	642
Property, plant and equipment[b,c]	683	312	186	1,629	70	2,880
Capital expenditure	919	492	278	1,699	134	3,522

Year ended 31 March 2017 (restated)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets[a]	225	141	126	74	55	621
Property, plant and equipment[b,c]	628	313	235	1,546	111	2,833
Capital expenditure	853	454	361	1,620	166	3,454

[a] Additions to intangible assets as presented in note 13.

[b] Additions to property, plant and equipment as presented in note 14, inclusive of movement on engineering stores.

[c] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach. This decreased property, plant and equipment in Enterprise and increased property, plant and equipment in Openreach by £41m and £47m in the years ended 31 March 2018 and 31 March 2017 respectively.

Geographic segmentation

Revenue from external customers

Year ended 31 March	2019 £m	2018 £m	2017 £m

UK	19,683	19,687	19,421
Europe, Middle East and Africa, excluding the UK	2,280	2,489	2,841
Americas	936	996	1,148
Asia Pacific	560	574	672
Revenue[a]	23,459	23,746	24,082

[a] Before specific items.

Non-current assets

At 31 March	2019 £m	2018 £m	2017 £m

UK	30,057	28,843	28,818
Europe, Middle East and Africa, excluding the UK	2,217	2,527	2,535
Americas	336	331	424
Asia Pacific	110	109	149
Non-current assets[a]	32,720	31,810	31,926

[a] Comprising the following balances presented in the group balance sheet: intangible assets; property, plant and equipment; investments in associates and joint ventures; and trade and other receivables.